MFS(R) VARIABLE INSURANCE TRUST II (Formerly, MFS(R)/Sun Life Series Trust):

                    MFS(R) Emerging Markets Equity Portfolio

                        Supplement to Current Prospectus:

Effective June 12, 2009, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows, with respect to the Emerging Markets Equity Portfolio only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund.

------------------------ --------------------------------- ---------------- ------------------------------------------

Portfolio Manager        Primary Role                      Since            Title and Five Year History
------------------------ --------------------------------- ---------------- ------------------------------------------
------------------------ --------------------------------- ---------------- ------------------------------------------

Nicholas D. Smithie      Portfolio Manager                 2002             Investment Officer of MFS; employed in
                                                                            the investment area of MFS since 1998.
------------------------ --------------------------------- ---------------- ------------------------------------------
------------------------ --------------------------------- ---------------- ------------------------------------------

Jose Luis Garcia          Portfolio Manager                2008             Investment Officer of MFS; employed in
                                                                            the investment area of MFS since 2002.
------------------------ --------------------------------- ---------------- ------------------------------------------
------------------------ --------------------------------- ---------------- ------------------------------------------

Robert Lau                Portfolio Manager                June 2009        Investment Officer of MFS; employed in
                                                                            the investment area of MFS since 2001.
------------------------ --------------------------------- ---------------- ------------------------------------------

                  The date of this Supplement is May 29, 2009.